Consolidated Statements of Comprehensive Income (Loss) (Parenthetical) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2023	Dec. 31, 2022
Gain (loss) related to discount rate for reserve for future policy benefits	$ (14)	$ 0	$ (212)	$ 873
Gain related to credit risk for market benefits	35	0	(133)	96
Affiliated Entity
Gain (loss) related to discount rate for reserve for future policy benefits	$ 0	$ 0	$ 182	$ (762)